UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

SHORT TERM YIELD PORTFOLIO

FORM N-Q

OCTOBER 31, 2014

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 22.3%
FINANCIALS - 21.7%
Banks - 18.5%
Bank of America NA, Senior Bonds	0.652%	5/8/17	$300,000	$299,963	(a)
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	500,000	507,716
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	0.543%	9/8/17	300,000	299,113	(a)(b)
BNP Paribas SA, Senior Notes	0.825%	12/12/16	300,000	301,226	(a)
BPCE SA, Senior Bonds	0.865%	6/17/17	300,000	300,426	(a)
Commonwealth Bank of Australia, Senior Notes	0.503%	9/8/17	300,000	300,042	(a)(b)
Credit Agricole SA, Senior Notes	0.780%	6/12/17	300,000	300,542	(a)(b)
HSBC Bank PLC, Senior Notes	3.500%	6/28/15	500,000	509,842	(b)
ING Bank NV, Senior Notes	0.925%	10/1/19	300,000	300,791	(a)(b)
JPMorgan Chase & Co., Senior Notes	1.134%	1/25/18	300,000	304,103	(a)
Macquarie Bank Ltd., Senior Notes	0.864%	10/27/17	229,000	229,033	(a)(b)
Manufacturers & Traders Trust Co., Senior Bonds	0.608%	1/30/17	300,000	300,542	(a)
Mizuho Bank Ltd., Senior Notes	0.684%	9/25/17	300,000	300,042	(a)(b)
Royal Bank of Canada, Senior Notes	0.488%	10/13/17	500,000	500,216	(a)
Standard Chartered PLC, Senior Notes	0.573%	9/8/17	300,000	299,873	(a)(b)
Toronto-Dominion Bank, Senior Notes	0.783%	4/30/18	300,000	301,947	(a)
Wells Fargo & Co., Senior Notes	0.492%	9/8/17	300,000	299,873	(a)

Total Banks				5,655,290

Capital Markets - 2.2%
Bank of New York Mellon Corp., Senior Notes	2.400%	1/17/17	300,000	308,667
Deutsche Bank AG, Senior Notes	0.705%	5/30/17	360,000	360,504	(a)

Total Capital Markets				669,171

Consumer Finance - 1.0%
American Express Credit Corp., Senior Notes	0.533%	9/22/17	300,000	299,871	(a)

TOTAL FINANCIALS				6,624,332

HEALTH CARE - 0.6%
Pharmaceuticals - 0.6%
Bayer U.S. Finance LLC, Senior Notes	0.510%	10/6/17	200,000	200,260	(a)(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $6,827,010)				6,824,592

ASSET-BACKED SECURITIES - 12.1%
American Express Credit Account Master Trust, 2012-4 A	0.395%	5/15/20	150,000	149,921	(a)
Bank of America Credit Card Trust, 2014-A1 A	0.533%	6/15/21	245,000	245,059	(a)
Bank of America Credit Card Trust, 2014-A3 A	0.445%	1/15/20	150,000	150,041	(a)
Citibank Credit Card Issuance Trust, 2006-A8 A8	0.271%	12/17/18	310,000	308,888	(a)
Discover Card Execution Note Trust, 2011-A4 A4	0.505%	5/15/19	310,000	311,216	(a)
Educational Funding of the South Inc., 2011-1 A2	0.884%	4/25/35	230,000	230,687	(a)
Fifth Third Auto Trust, 2014-2 A2B	0.315%	4/17/17	150,000	150,295	(a)
Ford Credit Auto Lease Trust, 2014-B A2B	0.313%	3/15/17	150,000	150,034	(a)
Hertz Fleet Lease Funding LP, 2013-3 A	0.706%	12/10/27	300,000	300,533	(a)(b)
Navient Student Loan Trust, 2014-AA A1	0.632%	5/16/22	310,000	310,387	(a)(b)
Nissan Auto Lease Trust, 2013-B A2B	0.423%	1/15/16	296,966	297,013	(a)
Nissan Auto Lease Trust, 2014-B A2B	0.403%	4/17/17	310,000	310,091	(a)
SLM Student Loan Trust, 2003-8 A4	0.434%	3/15/19	137,526	137,496	(a)
SLM Student Loan Trust, 2008-2 A3	0.984%	4/25/23	300,000	303,201	(a)
SLM Student Loan Trust, 2010-1 A	0.552%	3/25/25	331,557	331,810	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $3,681,378)				3,686,672

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2%
Federal National Mortgage Association (FNMA), 2012-M11 FA	0.676%	8/25/19	$302,107	$303,431	(a)
Federal National Mortgage Association (FNMA), 2014-M5 FA	0.520%	1/25/17	175,091	175,239	(a)
Federal National Mortgage Association (FNMA), 2014-M6 FA	0.458%	12/25/17	296,266	296,012	(a)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.557%	12/20/60	166,878	166,784	(a)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.657%	12/20/60	299,036	300,042	(a)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.607%	2/20/61	323,004	323,518	(a)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.637%	3/20/61	167,868	168,291	(a)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.657%	3/20/61	82,050	82,322	(a)
Government National Mortgage Association (GNMA), 2011-H19 FA	0.627%	8/20/61	83,475	83,648	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,894,780)				1,899,287

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $12,403,168)				12,410,551

SHORT-TERM INVESTMENTS - 60.2%
Certificates of Deposit - 13.9%
Bank of Montreal	0.220%	4/8/15	750,000	749,636
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	4/17/15	500,000	500,047
BNP Paribas NY Branch	0.430%	5/26/15	500,000	500,257
Credit Agricole SA	0.420%	5/28/15	500,000	500,144
Mizuho Bank Ltd.	0.250%	2/27/15	500,000	500,032
Rabobank Nederland NY	0.300%	5/13/15	500,000	500,161
UBS AG Stamford Branch	0.250%	2/27/15	1,000,000	1,000,131

Total Certificates of Deposit				4,250,408

Commercial Paper - 46.3%
ANZ National International Ltd.	0.220%	4/1/15	750,000	749,487	(c)(d)
Bank of Nova Scotia	0.240%	2/23/15	500,000	499,828	(b)(c)
Barclays U.S. Funding LLC	0.300%	2/27/15	1,000,000	999,243	(c)
Credit Suisse NY	0.411%	5/22/15	1,000,000	997,910	(c)
DBS Bank Ltd.	0.270%	6/8/15	750,000	748,593	(c)(d)
DnB NOR Bank ASA	0.200%	1/26/15	300,000	299,900	(c)(d)
General Electric Capital Corp.	0.220%	5/7/15	750,000	749,236	(c)
ING U.S. Funding LLC	0.300%	2/20/15	500,000	499,659	(c)
JPMorgan Securities LLC	0.331%	5/8/15	500,000	499,449	(c)(d)
Natexis Banques Populaires U.S.	0.411%	5/22/15	500,000	499,089	(c)
Nordea Bank AB	0.220%	3/23/15	750,000	749,418	(c)(d)
Reckitt Benckiser Treasury	0.351%	8/27/15	750,000	748,673	(c)(d)
Skandinaviska Enskilda Banken AB	0.250%	2/23/15	1,000,000	999,346	(c)(d)
Sumitomo Mitsui Banking Corp.	0.250%	2/23/15	1,000,000	999,245	(c)(d)
Svenska Handelsbanken AB	0.215%	2/13/15	1,000,000	999,475	(c)(d)
Swedbank AB	0.220%	2/3/15	1,000,000	999,599	(c)
Toyota Motor Credit Corp.	0.220%	2/23/15	1,000,000	999,648	(c)
United Overseas Bank Ltd.	0.270%	6/12/15	750,000	748,558	(c)(d)
USAA Capital Corp.	0.070%	11/3/14	199,000	199,000	(c)

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
USAA Capital Corp.	0.070%	11/4/14	$127,000	$127,000	(c)

Total Commercial Paper				14,112,356

TOTAL SHORT-TERM INVESTMENTS (Cost - $18,359,635)				18,362,764

TOTAL INVESTMENTS - 100.8% (Cost - $30,762,803#)				30,773,315
Liabilities in Excess of Other Assets - (0.8)%				(257,901)

TOTAL NET ASSETS - 100.0%				$30,515,414

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

(d)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Short Term Yield Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$6,824,592	—	$6,824,592
Asset-backed securities	—	3,686,672	—	3,686,672
Collateralized mortgage obligations	—	1,899,287	—	1,899,287

Total long-term investments	—	$12,410,551	—	$12,410,551

Short-term investments†	—	18,362,764	—	18,362,764

Total investments	—	$30,773,315	—	$30,773,315

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At October 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,139
Gross unrealized depreciation	(5,627)

Net unrealized appreciation	$10,512

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 23, 2014

By	/S/RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 23, 2014